Note 7 - Stockholders' Equity and Dividend Restrictions (Details Textual)	Dec. 31, 2016 USD ($)
Dividends Percent Of Statutory Surplus	10.00%
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments	$ 1,819,285